Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value
Preferred stock, shares authorized	Unlimited	Unlimited
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock issuable	1,122,311	1,122,311	1,122,311
Series A Preferred Stock [Member]
Preferred stock, par value
Preferred stock, shares issued	2	2	2
Preferred stock, shares outstanding	2	2	2
Common Stock Class A [Member]
Common stock, par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	844,468,378	844,468,378	816,883,910
Common stock, shares outstanding	844,468,378	844,468,378	816,883,910
Common Stock Class B [Member]
Common stock, par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued
Common stock, shares outstanding